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                                                      --------------------------
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                                                      hours per response    14.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-21701
                                   ------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270      Walnut Creek, California      94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 513-587-3406
                                                    --------------

Date of fiscal year end:     August 31
                          ------------------------------------

Date of reporting period:    July 1, 2007 - June 30, 2008
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Destination Funds
            --------------------------------------------------------------------

By (Signature and Title)*         /s/ Michael A. Yoshikami
                         -------------------------------------------------------
                               Michael A. Yoshikami, President
Date    August 1, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                    EXHIBIT A
                                    ---------


DESTINATION SELECT EQUITY FUND
------------------------------

MEETING DATE RANGE: 01-JUL-2007 TO 30-JUN-2008
ALL ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------
U.S. BANCORP
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              902973304                                                MEETING TYPE:          Annual
TICKER:                USB                                                      MEETING DATE:          15-Apr-2008
ISIN                   US9029733048                                             VOTE DEADLINE DATE:    14-Apr-2008
AGENDA                 932820310       Management                               TOTAL BALLOT SHARES:   960
LAST VOTE DATE:        24-Mar-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------

1           ELECTION OF DIRECTOR TO SERVE UNTIL THE          For           X
            ANNUAL MEETING IN 2009: DOUGLAS M. BAKER, JR.
2           ELECTION OF DIRECTOR TO SERVE UNTIL THE          For           X
            ANNUAL MEETING IN 2009: JOEL W. JOHNSON
3           ELECTION OF DIRECTOR TO SERVE UNTIL THE          For           X
            ANNUAL MEETING IN 2009: DAVID B. O'MALEY
4           ELECTION OF DIRECTOR TO SERVE UNTIL THE          For           X
            ANNUAL MEETING IN 2009: O'DELL M. OWENS, M.D.,
            M.P.H.
5           ELECTION OF DIRECTOR TO SERVE UNTIL THE          For           X
            ANNUAL MEETING IN 2009: CRAIG D. SCHNUCK
6           RATIFY SELECTION OF ERNST & YOUNG LLP AS         For                           X
            INDEPENDENT AUDITOR FOR THE 2008 FISCAL YEAR.
7           SHAREHOLDER PROPOSAL: ANNUAL RATIFICATION      Against         X
            OF EXECUTIVE OFFICER COMPENSATION.
8           SHAREHOLDER PROPOSAL: SEPARATE THE ROLES       Against         X
            OF CHAIRMAN AND CHIEF EXECUTIVE OFFICER.
------------------------------------------------------------------------------------------------------------------------------
THE COCA-COLA COMPANY
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              191216100                                                MEETING TYPE:          Annual
TICKER:                KO                                                       MEETING DATE:          16-Apr-2008
ISIN                   US1912161007                                             VOTE DEADLINE DATE:    15-Apr-2008
AGENDA                 932820067       Management                               TOTAL BALLOT SHARES:   320
LAST VOTE DATE:        27-Mar-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: HERBERT A. ALLEN           For                           X
2           ELECTION OF DIRECTOR: RONALD W. ALLEN            For           X
3           ELECTION OF DIRECTOR: CATHLEEN P. BLACK          For           X
4           ELECTION OF DIRECTOR: BARRY DILLER               For                           X
5           ELECTION OF DIRECTOR: ALEXIS M. HERMAN           For           X
6           ELECTION OF DIRECTOR: E. NEVILLE ISDELL          For           X
7           ELECTION OF DIRECTOR: MUHTAR KENT                For           X
8           ELECTION OF DIRECTOR: DONALD R. KEOUGH           For           X
9           ELECTION OF DIRECTOR: DONALD F. MCHENRY          For           X
10          ELECTION OF DIRECTOR: SAM NUNN                   For           X
11          ELECTION OF DIRECTOR: JAMES D. ROBINSON III      For           X
12          ELECTION OF DIRECTOR: PETER V. UEBERROTH         For           X
13          ELECTION OF DIRECTOR: JACOB WALLENBERG           For           X
14          ELECTION OF DIRECTOR: JAMES B. WILLIAMS          For                           X
15          RATIFICATION OF THE APPOINTMENT OF ERNST &       For           X
            YOUNG LLP AS INDEPENDENT AUDITORS
16          APPROVAL OF THE COCA-COLA COMPANY 2008           For           X
            STOCK OPTION PLAN
17          SHAREOWNER PROPOSAL REGARDING AN ADVISORY      Against         X
            VOTE ON EXECUTIVE COMPENSATION
18          SHAREOWNER PROPOSAL REGARDING AN               Against         X
            INDEPENDENT BOARD CHAIR
19          SHAREOWNER PROPOSAL REGARDING A BOARD          Against                         X
            COMMITTEE ON HUMAN RIGHTS
------------------------------------------------------------------------------------------------------------------------------
MOODY'S CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              615369105                                                MEETING TYPE:          Annual
TICKER:                MCO                                                      MEETING DATE:          22-Apr-2008
ISIN                   US6153691059                                             VOTE DEADLINE DATE:    21-Apr-2008
AGENDA                 932832365       Management                               TOTAL BALLOT SHARES:   100
LAST VOTE DATE:        01-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: ROBERT R. GLAUBER          For           X
2           ELECTION OF DIRECTOR: CONNIE MACK                For           X
3           ELECTION OF DIRECTOR: NANCY S. NEWCOMB           For           X
4           RATIFICATION OF THE APPOINTMENT OF               For           X
            INDEPENDENT REGISTERED PUBLIC ACCOUNTING
            FIRM FOR 2008.
5           STOCKHOLDER PROPOSAL TO ADOPT SIMPLE           Against         X
            MAJORITY VOTE REQUIREMENTS IN THE COMPANY'S
            CHARTER AND BY-LAWS.
------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC COMPANY
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              369604103                                                MEETING TYPE:          Annual
TICKER:                GE                                                       MEETING DATE:          23-Apr-2008
ISIN                   US3696041033                                             VOTE DEADLINE DATE:    22-Apr-2008
AGENDA                 932823481       Management                               TOTAL BALLOT SHARES:   1135
LAST VOTE DATE:        10-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: JAMES I. CASH, JR.         For           X
2           ELECTION OF DIRECTOR: SIR WILLIAM M. CASTELL     For           X
3           ELECTION OF DIRECTOR: ANN M. FUDGE               For           X
4           ELECTION OF DIRECTOR: CLAUDIO X. GONZALEZ        For                           X
5           ELECTION OF DIRECTOR: SUSAN HOCKFIELD            For           X
6           ELECTION OF DIRECTOR: JEFFREY R. IMMELT          For           X
7           ELECTION OF DIRECTOR: ANDREA JUNG                For           X
8           ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY      For           X
9           ELECTION OF DIRECTOR: ROBERT W. LANE             For           X
10          ELECTION OF DIRECTOR: RALPH S. LARSEN            For           X
11          ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS        For           X
12          ELECTION OF DIRECTOR: JAMES J. MULVA             For           X
13          ELECTION OF DIRECTOR: SAM NUNN                   For           X
14          ELECTION OF DIRECTOR: ROGER S. PENSKE            For                           X
15          ELECTION OF DIRECTOR: ROBERT J. SWIERINGA        For           X
16          ELECTION OF DIRECTOR: DOUGLAS A. WARNER III      For           X
17          RATIFICATION OF KPMG                             For           X
18    *SH - CUMULATIVE VOTING                              Against         X
19    *SH - SEPARATE THE ROLES OF CEO AND CHAIRMAN         Against         X
20    *SH - RECOUP UNEARNED MANAGEMENT BONUSES             Against                         X
21    *SH - CURB OVER-EXTENDED DIRECTORS                   Against         X
22    *SH - REPORT ON CHARITABLE CONTRIBUTIONS             Against                         X
23    *SH - GLOBAL WARMING REPORT                          Against                         X
24    *SH - ADVISORY VOTE ON EXECUTIVE COMPENSATION        Against         X

*SH = SHAREHOLDER PROPOSAL
------------------------------------------------------------------------------------------------------------------------------
STRYKER CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              863667101                                                MEETING TYPE:          Annual
TICKER:                SYK                                                      MEETING DATE:          23-Apr-2008
ISIN                   US8636671013                                             VOTE DEADLINE DATE:    22-Apr-2008
AGENDA                 932823998       Management                               TOTAL BALLOT SHARES:   375
LAST VOTE DATE:        31-Mar-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    JOHN W. BROWN                                             X
            2    HOWARD E. COX, JR.                                        X
            3    DONALD M. ENGELMAN                                                                 X
            4    JEROME H. GROSSMAN                                        X
            5    LOUISE L. FRANCESCONI                                     X
            6    STEPHEN P. MACMILLAN                                      X
            7    WILLIAM U. PARFET                                         X
            8    RONDA E. STRYKER                                          X
2           RATIFICATION OF THE APPOINTMENT OF ERNST &       For           X
            YOUNG LLP AS OUR INDEPENDENT REGISTERED
            PUBLIC ACCOUNTING FIRM FOR 2008.
3           APPROVAL OF THE 2008 EMPLOYEE STOCK              For           X
            PURCHASE PLAN.
------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              478160104                                                MEETING TYPE:          Annual
TICKER:                JNJ                                                      MEETING DATE:          24-Apr-2008
ISIN                   US4781601046                                             VOTE DEADLINE DATE:    23-Apr-2008
AGENDA                 932823962       Management                               TOTAL BALLOT SHARES:   700
LAST VOTE DATE:        10-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    MARY SUE COLEMAN                                                                   X
            2    JAMES G. CULLEN                                                                    X
            3    MICHAEL M.E. JOHNS                                                                 X
            4    ARNOLD G. LANGBO                                          X
            5    SUSAN L. LINDQUIST                                        X
            6    LEO F. MULLIN                                             X
            7    WILLIAM D. PEREZ                                                                   X
            8    CHRISTINE A. POON                                         X
            9    CHARLES PRINCE                                                                     X
            10   STEVEN S REINEMUND                                                                 X
            11   DAVID SATCHER                                             X
            12   WILLIAM C. WELDON                                         X
2           RATIFICATION OF APPOINTMENT OF                   For           X
            PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
            REGISTERED PUBLIC ACCOUNTING FIRM
3           SHAREHOLDER PROPOSAL: ADVISORY VOTE ON         Against         X
            EXECUTIVE COMPENSATION POLICIES AND
            DISCLOSURE
------------------------------------------------------------------------------------------------------------------------------
PFIZER INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              717081103                                                MEETING TYPE:          Annual
TICKER:                PFE                                                      MEETING DATE:          24-Apr-2008
ISIN                   US7170811035                                             VOTE DEADLINE DATE:    23-Apr-2008
AGENDA                 932829940       Management                               TOTAL BALLOT SHARES:   1350
LAST VOTE DATE:        10-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: DENNIS A. AUSIELLO         For           X
2           ELECTION OF DIRECTOR: MICHAEL S. BROWN           For           X
3           ELECTION OF DIRECTOR: M. ANTHONY BURNS           For           X
4           ELECTION OF DIRECTOR: ROBERT N. BURT             For           X
5           ELECTION OF DIRECTOR: W. DON CORNWELL            For           X
6           ELECTION OF DIRECTOR: WILLIAM H. GRAY, III       For           X
7           ELECTION OF DIRECTOR: CONSTANCE J. HORNER        For           X
8           ELECTION OF DIRECTOR: WILLIAM R. HOWELL          For           X
9           ELECTION OF DIRECTOR: JAMES M. KILTS             For           X
10          ELECTION OF DIRECTOR: JEFFREY B. KINDLER         For           X
11          ELECTION OF DIRECTOR: GEORGE A. LORCH            For           X
12          ELECTION OF DIRECTOR: DANA G. MEAD               For           X
13          ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON       For           X
14          ELECTION OF DIRECTOR: WILLIAM C. STEERE, JR.     For           X
15          PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP     For           X
            AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
            FIRM FOR 2008.
16          SHAREHOLDER PROPOSAL REGARDING STOCK           Against                         X
            OPTIONS.
17          SHAREHOLDER PROPOSAL REQUESTING                Against         X
            SEPARATION OF CHAIRMAN AND CEO ROLES.
------------------------------------------------------------------------------------------------------------------------------
GRACO INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              384109104                                                MEETING TYPE:          Annual
TICKER:                GGG                                                      MEETING DATE:          25-Apr-2008
ISIN                   US3841091040                                             VOTE DEADLINE DATE:    24-Apr-2008
AGENDA                 932824774       Management                               TOTAL BALLOT SHARES:   875
LAST VOTE DATE:        26-Mar-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    PATRICK J. MCHALE                                         X
            2    LEE R. MITAU                                              X
            3    MARTI MORFITT                                             X
2           RATIFICATION OF APPOINTMENT OF DELOITTE &        For           X
            TOUCHE LLP AS THE INDEPENDENT REGISTERED
            PUBLIC ACCOUNTING FIRM.
------------------------------------------------------------------------------------------------------------------------------
THE MCGRAW-HILL COMPANIES, INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              580645109                                                MEETING TYPE:          Annual
TICKER:                MHP                                                      MEETING DATE:          30-Apr-2008
ISIN                   US5806451093                                             VOTE DEADLINE DATE:    29-Apr-2008
AGENDA                 932833797       Management                               TOTAL BALLOT SHARES:   100
LAST VOTE DATE:        14-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    SIR WINFRIED BISCHOFF*                                                             X
            2    DOUGLAS N. DAFT*                                          X
            3    LINDA KOCH LORIMER*                                                                X
            4    HAROLD MCGRAW III*                                        X
            5    SIR MICHAEL RAKE**                                        X
2           RATIFICATION OF THE APPOINTMENT OF               For           X
            INDEPENDENT REGISTERED PUBLIC ACCOUNTING
            FIRM FOR 2008.
3           SHAREHOLDER PROPOSAL REQUESTING THE            Against         X
            ANNUAL ELECTION OF EACH DIRECTOR.
4           SHAREHOLDER PROPOSAL REQUESTING ADOPTION       Against         X
            OF A SIMPLE MAJORITY VOTE.
------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              071813109                                                MEETING TYPE:          Annual
TICKER:                BAX                                                      MEETING DATE:          06-May-2008
ISIN                   US0718131099                                             VOTE DEADLINE DATE:    05-May-2008
AGENDA                 932831084       Management                               TOTAL BALLOT SHARES:   390
LAST VOTE DATE:        18-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: WAYNE T. HOCKMEYER,        For           X
            PH.D.
2           ELECTION OF DIRECTOR: JOSEPH B. MARTIN, M.D.,    For           X
            PH.D.
3           ELECTION OF DIRECTOR: ROBERT L. PARKINSON, JR.   For           X
4           ELECTION OF DIRECTOR: THOMAS T. STALLKAMP        For           X
5           ELECTION OF DIRECTOR: ALBERT P.L. STROUCKEN      For           X
6           RATIFICATION OF INDEPENDENT REGISTERED           For           X
            PUBLIC ACCOUNTING FIRM
------------------------------------------------------------------------------------------------------------------------------
DREAMWORKS ANIMATION SKG, INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              26153C103                                                MEETING TYPE:          Annual
TICKER:                DWA                                                      MEETING DATE:          07-May-2008
ISIN                   US26153C1036                                             VOTE DEADLINE DATE:    06-May-2008
AGENDA                 932843899       Management                               TOTAL BALLOT SHARES:   830
LAST VOTE DATE:        14-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    JEFFREY KATZENBERG                                        X
            2    LEWIS COLEMAN                                                                      X
            3    ROGER A. ENRICO                                           X
            4    HARRY BRITTENHAM                                          X
            5    THOMAS FRESTON                                            X
            6    DAVID GEFFEN                                              X
            7    JUDSON C. GREEN                                           X
            8    MELLODY HOBSON                                            X
            9    MICHAEL MONTGOMERY                                        X
            10   NATHAN MYHRVOLD                                           X
            11   MARGARET C. WHITMAN                                                                X
            12   KARL M. VON DER HEYDEN                                    X
2           PROPOSAL TO APPROVE AN AMENDMENT TO THE          For           X
            COMPANY'S RESTATED CERTIFICATE OF
            INCORPORATION TO INCREASE THE MAXIMUM
            NUMBER OF DIRECTORS FROM 12 TO 15.
3           PROPOSAL TO APPROVE AN AMENDMENT TO THE          For           X
            COMPANY'S RESTATED CERTIFICATE OF
            INCORPORATION TO CHANGE THE COMPOSITION OF
            THE NOMINATING AND GOVERNANCE COMMITTEE.
4           PROPOSAL TO APPROVE THE ADOPTION OF THE 2008     For           X
            OMNIBUS INCENTIVE COMPENSATION PLAN.
5           PROPOSAL TO APPROVE THE ADOPTION OF THE 2008     For           X
            ANNUAL INCENTIVE PLAN.
6           PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST      For           X
            & YOUNG LLP AS THE COMPANY'S INDEPENDENT
            REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
            YEAR ENDING DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------
NOKIA CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              654902204                                                MEETING TYPE:          Annual
TICKER:                NOK                                                      MEETING DATE:          08-May-2008
ISIN                   US6549022043                                             VOTE DEADLINE DATE:    18-Apr-2008
AGENDA                 932829825       Management                               TOTAL BALLOT SHARES:   1350
LAST VOTE DATE:        16-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           APPROVAL OF THE ANNUAL ACCOUNTS.                 For                                    X
2           APPROVAL OF THE DISTRIBUTION OF THE PROFIT       For                                    X
            FOR THE YEAR, PAYMENT OF DIVIDEND.
3           APPROVAL OF THE DISCHARGE OF THE CHAIRMAN,       For                                    X
            THE MEMBERS OF THE BOARD OF DIRECTORS, AND
            THE PRESIDENT, FROM LIABILITY.
4           APPROVAL OF THE REMUNERATION TO THE              For                                    X
            MEMBERS OF THE BOARD OF DIRECTORS.
5           APPROVAL OF THE NUMBER OF THE MEMBERS OF         For                                    X
            THE BOARD OF DIRECTORS.
6           DIRECTOR                                         For
            1    GEORG EHRNROOTH                                                                    X
            2    LALITA D. GUPTE                                                                    X
            3    BENGT HOLMSTROM                                                                    X
            4    HENNING KAGERMANN                                                                  X
            5    OLLI-PEKKA KALLASVUO                                                               X
            6    PER KARLSSON                                                                       X
            7    JORMA OLLILA                                                                       X
            8    MARJORIE SCARDINO                                                                  X
            9    RISTO SIILASMAA                                                                    X
            10   KEIJO SUILA                                                                        X
7           APPROVAL OF THE AUDITOR REMUNERATION.            For                                    X
8           APPROVAL OF THE RE-ELECTION OF                   For                                    X
            PRICEWATERHOUSECOOPERS OY AS THE AUDITORS
            FOR FISCAL YEAR 2008.
9           APPROVAL OF THE AUTHORIZATION TO THE BOARD       For                                    X
            OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA
            SHARES.
10          MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT       None                                   X
            NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR
            DISCRETION ON YOUR BEHALF ONLY UPON ITEM 11.
------------------------------------------------------------------------------------------------------------------------------
COMCAST CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              20030N101                                                MEETING TYPE:          Annual
TICKER:                CMCSA                                                    MEETING DATE:          14-May-2008
ISIN                   US20030N1019                                             VOTE DEADLINE DATE:    13-May-2008
AGENDA                 932839989       Management                               TOTAL BALLOT SHARES:   350
LAST VOTE DATE:        28-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    S. DECKER ANSTROM                                         X
            2    KENNETH J. BACON                                          X
            3    SHELDON M. BONOVITZ                                       X
            4    EDWARD D. BREEN                                           X
            5    JULIAN A. BRODSKY                                         X
            6    JOSEPH J. COLLINS                                         X
            7    J. MICHAEL COOK                                           X
            8    GERALD L. HASSELL                                         X
            9    JEFFREY A. HONICKMAN                                      X
            10   BRIAN L. ROBERTS                                          X
            11   RALPH J. ROBERTS                                          X
            12   DR. JUDITH RODIN                                          X
            13   MICHAEL I. SOVERN                                         X
2           RATIFICATION OF INDEPENDENT AUDITORS             For           X
3           APPROVAL OF OUR 2002 RESTRICTED STOCK PLAN,      For           X
            AS AMENDED AND RESTATED
4           APPROVAL OF OUR 2003 STOCK OPTION PLAN, AS       For           X
            AMENDED AND RESTATED
5     *SH - ADOPT A RECAPITALIZATION PLAN                  Against         X
6     *SH - IDENTIFY ALL EXECUTIVE OFFICERS WHO EARN IN    Against                         X
            EXCESS OF $500,000
7     *SH - NOMINATE TWO DIRECTORS FOR EVERY OPEN          Against                         X
            DIRECTORSHIP
8     *SH - REQUIRE A PAY DIFFERENTIAL REPORT              Against                         X
9     *SH - PROVIDE CUMULATIVE VOTING FOR CLASS A          Against         X
            SHAREHOLDERS IN THE ELECTION OF DIRECTORS
10    *SH - ADOPT PRINCIPLES FOR COMPREHENSIVE HEALTH      Against                         X
            CARE REFORM
11    *SH - ADOPT AN ANNUAL VOTE ON EXECUTIVE              Against         X
            COMPENSATION

*SH = SHAREHOLDER PROPOSAL
------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COMPANIES, INC.
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              571748102                                                MEETING TYPE:          Annual
TICKER:                MMC                                                      MEETING DATE:          15-May-2008
ISIN                   US5717481023                                             VOTE DEADLINE DATE:    14-May-2008
AGENDA                 932835513       Management                               TOTAL BALLOT SHARES:   1135
LAST VOTE DATE:        29-Apr-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: STEPHEN R. HARDIS          For           X
2           ELECTION OF DIRECTOR: THE RT. HON. LORD LANG     For           X
            OF MONKTON, DL
3           ELECTION OF DIRECTOR: MORTON O. SCHAPIRO         For           X
4           ELECTION OF DIRECTOR: ADELE SIMMONS              For           X
5           ELECTION OF DIRECTOR: BRIAN DUPERREAULT          For           X
6           ELECTION OF DIRECTOR: BRUCE P. NOLOP             For           X
7           RATIFICATION OF SELECTION OF INDEPENDENT         For           X
            REGISTERED PUBLIC ACCOUNTING FIRM
8           PROPOSAL TO AMEND MMC'S RESTATED                 For           X
            CERTIFICATE OF INCORPORATION TO ELIMINATE
            CLASSIFIED BOARD STRUCTURE
9           STOCKHOLDER PROPOSAL: POLITICAL                Against                         X
            CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              580135101                                                MEETING TYPE:          Annual
TICKER:                MCD                                                      MEETING DATE:          22-May-2008
ISIN                   US5801351017                                             VOTE DEADLINE DATE:    21-May-2008
AGENDA                 932851264       Management                               TOTAL BALLOT SHARES:   525
LAST VOTE DATE:        21-May-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: RALPH ALVAREZ              For           X
2           ELECTION OF DIRECTOR: SUSAN E. ARNOLD            For           X
3           ELECTION OF DIRECTOR: RICHARD H. LENNY           For           X
4           ELECTION OF DIRECTOR: CARY D. MCMILLAN           For           X
5           ELECTION OF DIRECTOR: SHEILA A. PENROSE          For           X
6           ELECTION OF DIRECTOR: JAMES A. SKINNER           For           X
7           APPROVAL OF THE INDEPENDENT REGISTERED           For           X
            PUBLIC ACCOUNTING FIRM
------------------------------------------------------------------------------------------------------------------------------
THE WESTERN UNION COMPANY
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              959802109                                                MEETING TYPE:          Annual
TICKER:                WU                                                       MEETING DATE:          23-May-2008
ISIN                   US9598021098                                             VOTE DEADLINE DATE:    22-May-2008
AGENDA                 932843988       Management                               TOTAL BALLOT SHARES:   975
LAST VOTE DATE:        21-May-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           ELECTION OF DIRECTOR: JACK M. GREENBERG          For           X
2           ELECTION OF DIRECTOR: ALAN J. LACY               For           X
3           ELECTION OF DIRECTOR: LINDA FAYNE LEVINSON       For           X
4           RATIFICATION OF SELECTION OF AUDITORS            For           X
------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              30231G102                                                MEETING TYPE:          Annual
TICKER:                XOM                                                      MEETING DATE:          28-May-2008
ISIN                   US30231G1022                                             VOTE DEADLINE DATE:    27-May-2008
AGENDA                 932858232       Management                               TOTAL BALLOT SHARES:   350
LAST VOTE DATE:        21-May-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    M.J. BOSKIN                                               X
            2    L.R. FAULKNER                                             X
            3    W.W. GEORGE                                               X
            4    J.R. HOUGHTON                                             X
            5    R.C. KING                                                 X
            6    M.C. NELSON                                               X
            7    S.J. PALMISANO                                            X
            8    S.S REINEMUND                                             X
            9    W.V. SHIPLEY                                              X
            10   R.W. TILLERSON                                            X
            11   E.E. WHITACRE, JR.                                        X
2           RATIFICATION OF INDEPENDENT AUDITORS (PAGE 47)   For           X
3     *SH - SHAREHOLDER PROPOSALS PROHIBITED (PAGE 49)     Against                         X
4     *SH - DIRECTOR NOMINEE QUALIFICATIONS (PAGE 49)      Against                         X
5     *SH - BOARD CHAIRMAN AND CEO (PAGE 50)               Against         X
6     *SH - SHAREHOLDER RETURN POLICY (PAGE 52)            Against                         X
7     *SH - SHAREHOLDER ADVISORY VOTE ON EXECUTIVE         Against         X
            COMPENSATION (PAGE 53)
8     *SH - EXECUTIVE COMPENSATION REPORT (PAGE 55)        Against                         X
9     *SH - INCENTIVE PAY RECOUPMENT (PAGE 57)             Against                         X
10    *SH - CORPORATE SPONSORSHIPS REPORT (PAGE 58)        Against                         X
11    *SH - POLITICAL CONTRIBUTIONS REPORT (PAGE 60)       Against                         X
12    *SH - AMENDMENT OF EEO POLICY (PAGE 61)              Against                         X
13    *SH - COMMUNITY ENVIRONMENTAL IMPACT (PAGE 63)       Against                         X
14    *SH - ANWR DRILLING REPORT (PAGE 65)                 Against                         X
15    *SH - GREENHOUSE GAS EMISSIONS GOALS (PAGE 66)       Against         X
16    *SH - CO2 INFORMATION AT THE PUMP (PAGE 68)          Against                         X
17    *SH - CLIMATE CHANGE AND TECHNOLOGY REPORT (PAGE     Against                         X
            69)
18    *SH - ENERGY TECHNOLOGY REPORT (PAGE 70)             Against                         X
19    *SH - RENEWABLE ENERGY POLICY (PAGE 71)              Against                         X

*SH = SHAREHOLDER PROPOSAL
------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INCORPORATED
------------------------------------------------------------------------------------------------------------------------------
SECURITY:              57636Q104                                                MEETING TYPE:          Annual
TICKER:                MA                                                       MEETING DATE:          03-Jun-2008
ISIN                   US57636Q1040                                             VOTE DEADLINE DATE:    02-Jun-2008
AGENDA                 932886279       Management                               TOTAL BALLOT SHARES:   235
LAST VOTE DATE:        21-May-2008
                                                                                           VOTE CAST BY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT
ITEM        PROPOSAL                                  RECOMMENDATION     FOR         AGAINST       ABSTAIN      TAKE NO ACTION
------------------------------------------------------------------------------------------------------------------------------
1           DIRECTOR                                         For
            1    BERNARD S.Y. FUNG                                         X
            2    MARC OLIVIE                                               X
            3    MARK SCHWARTZ                                             X
2           RATIFICATION OF THE APPOINTMENT OF               For           X
            PRICEWATERHOUSECOOPERS LLP AS THE
            INDEPENDENT REGISTERED PUBLIC ACCOUNTING
            FIRM FOR THE COMPANY FOR 2008